Inventories	12 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES
4.	INVENTORIES

As of March 31, 2019 and 2018, inventories consisted of the following:

	March 31, 2019	March 31, 2018

Raw material	$315,686	$547,088
Finished goods	715,344	744,489
Provision for inventory	(23,112)	(24,697)
	$1,007,918	$1,266,880

Inventory provision was $23,112 and $24,697 as of March 31, 2019 and 2018, respectively.